Financial Information as per operating segments (Details 9) - CLP ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Assets		$ 3,595,078,979	$ 2,846,750,637
CHILE
Statement [Line Items]
Assets		2,800,911,762	2,162,818,404
ARGENTINA
Statement [Line Items]
Assets	[1]	658,747,694	557,983,133
URUGUAY
Statement [Line Items]
Assets		31,045,777	27,854,154
PARAGUAY
Statement [Line Items]
Assets		66,096,952	60,700,994
BOLIVIA
Statement [Line Items]
Assets		$ 38,276,794	$ 37,393,952

[1]	Includes the assets of the subsidiaries Finca La Celia S.A. and Los Huemules S.R.L. registered under the Wines Operating segment and Chile Operating segment, respectively.